Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Successor
General and administrative expenses	$ 2,631,901	$ 149,771	$ 3,278,784	$ 391,832
Loss from operations	(2,631,901)	(149,771)	(3,278,784)	(391,832)
Other income:
Interest earned on marketable securities held in Trust Account	26,301	1,411,990	1,059,500	3,420,486
(Loss) income before (provision)/benefit for income taxes	(2,605,600)	1,262,219	(2,219,284)	3,028,654
Benefit (provision) for income taxes	4,977	(286,029)	(191,000)	(686,813)
Net (loss) income	$ (2,600,623)	$ 976,190	$ (2,410,284)	$ 2,341,841
Successor | Class A Common Stock
Other income:
Weighted average shares outstanding of Class B non-redeemable common stock	338,164	28,000,000	33,487,561	28,000,000
Diluted net income per share, Class A	$ 0.00	$ 0.04	$ 0.02	$ 0.00
Basic and diluted net loss per share	$ 0.00	$ 0.04	$ 0.03	$ 0.09
Successor | Class B Common Stock
Other income:
Weighted average shares outstanding of Class B non-redeemable common stock	7,000,000	7,000,000	7,000,000	7,000,000
Basic and diluted net loss per share	$ (0.37)	$ (0.01)	$ (0.45)	$ (0.03)